Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock (Parentheticals) [Line Items]
Diluted net loss per share	$ (0.17)	$ (0.05)
Non-Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock (Parentheticals) [Line Items]
Diluted net loss per share	$ (0.17)	$ (0.05)